S000069539 [Member] Investment Objectives and Goals - Ashmore Emerging Markets Debt Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Ashmore Emerging Markets Debt Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to maximize income,
Objective, Secondary [Text Block]	with a secondary objective of long-term capital appreciation.